Sales of Advances and MSRs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Summary of the Assets and Liabilities Sold in Connection with the HLSS Transactions
The following table provides a summary of the assets and liabilities sold in connection with the HLSS Transactions during the years ended December 31:

	2013	2012
Sale of MSRs accounted for as a financing	$417,167	316,607

Sale of advances and match funded advances	3,839,954	2,827,227

Sale of advance SPEs:
Match funded advances	—	413,374
Debt service account	—	14,786
Prepaid lender fees and debt issuance costs	—	5,422
Other prepaid expenses	—	1,928
Match funded liabilities	—	(358,335)
Accrued interest payable and other accrued expenses	—	(841)
Net assets of advance SPEs	—	76,334
Sales price, as adjusted	4,257,121	3,220,168
Amount due from HLSS for post-closing adjustments at December 31	—	(1,410)
Cash received on current year sales	4,257,121	3,218,758
Amount received from HLSS as settlement of post-closing adjustments outstanding at the end of the previous year	1,410	—
Total cash received	$4,258,531	3,218,758

Schedule of MSRs and Advances Sold
The following table provides a summary of MSRs and advances sold during the nine months ended September 30, 2015:

	MSRs	Advances and Match Funded Advances
Carrying value of assets sold	$662,923	$321,164
Gain (loss) on sale	97,958	—
Plus: Accrued expenses and reserves	19,529	—
Sales price	780,410	321,164
Less:
Amount due from purchaser at September 30	98,545	35,226
Amount paid to purchasers for estimated representation and warranty obligations, compensatory fees for foreclosures that may ultimately exceed investor timelines and related indemnification obligations	83,806	—
Total net cash received	$598,059	$285,938